Property and Equipment, net - Schedule of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	$ 160	$ 229	$ 558	$ 652	$ 895	$ 707
Cost of revenue
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	63	161	280	433	568	401
Research and development
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	48	20	131	57	90	178
General and administrative
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	34	36	104	119	160	118
Sales and marketing
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	$ 15	$ 12	$ 43	$ 43	$ 57	$ 10